Right of Use Assets - Schedule of Lease Liability and Maturity of Lease (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2024 USD ($)
Schedule of Lease Liability and Maturity of Lease [Line Items]
As of January 1	RM 209,571	$ 46,880	RM 245,393
Add: New lease recognized			322,505
Add: Imputed interest	10,090		13,035	2,257
Less: Principal repayment	(57,084)		(104,784)	(12,769)
Less: Termination			(266,578)
As of December 31	162,577	36,368	209,571
Lease liability current portion	52,768		46,994	11,804
Lease liability non-current portion	109,809		162,577	24,564
Maturities of Lease	162,577		209,571	36,368
Year ending December 31, 2024 [Member]
Schedule of Lease Liability and Maturity of Lease [Line Items]
As of January 1	46,994
As of December 31			46,994
Maturities of Lease			46,994
Year ending December 31, 2025 [Member]
Schedule of Lease Liability and Maturity of Lease [Line Items]
As of January 1	52,768
As of December 31	52,768	11,804	52,768
Maturities of Lease	52,768		52,768	11,804
Year ending December 31, 2026 [Member]
Schedule of Lease Liability and Maturity of Lease [Line Items]
As of January 1	57,434
As of December 31	57,434	12,848	57,434
Maturities of Lease	57,434		57,434	12,848
Year ending December 31, 2027 [Member]
Schedule of Lease Liability and Maturity of Lease [Line Items]
As of January 1	25,598
As of December 31	25,598	5,726	25,598
Maturities of Lease	25,598		25,598	5,726
Year ending December 31, 2028 [Member]
Schedule of Lease Liability and Maturity of Lease [Line Items]
As of January 1	7,701
As of December 31	7,701	1,723	7,701
Maturities of Lease	7,701		7,701	1,723
Year ending December 31, 2029 [Member]
Schedule of Lease Liability and Maturity of Lease [Line Items]
As of January 1	8,171
As of December 31	8,171	1,828	8,171
Maturities of Lease	8,171		8,171	1,828
After December 31, 2030 [Member]
Schedule of Lease Liability and Maturity of Lease [Line Items]
As of January 1	10,905
As of December 31	10,905	$ 2,439	10,905
Maturities of Lease	RM 10,905		RM 10,905	$ 2,439